Condensed Consolidated Statement of Changes in Equity - EUR (€) € in Thousands	Share capital	Share Premium [Member]	Equity Settled Employee Benefit Reserve	Translation Reserve	Accumulated Deficit	Total	Non-controlling interests [Member]	Total
Balance at beginning of period at Dec. 31, 2018	€ 1,726	€ 235,744	€ 10,780	€ 108	€ (155,443)	€ 92,915	€ (230)	€ 92,685
Balance at beginning of period (in shares) at Dec. 31, 2018								43,149,987
Result for the period					(14,157)	(14,157)	(87)	€ (14,244)
Other comprehensive income				12		12		12
Recognition of share-based payments			2,288			2,288		2,288
Share options exercised		71	(49)		49	71		71
Balance at end of period at Mar. 31, 2019	1,726	235,815	13,019	120	(169,551)	81,129	(317)	€ 80,812
Balance at end of period (in shares) at Mar. 31, 2019								43,149,987
Balance at beginning of period at Dec. 31, 2019	2,159	287,214	16,551	151	(211,746)	94,329	(496)	€ 93,833
Balance at beginning of period (in shares) at Dec. 31, 2019								53,975,838
Result for the period					(16,055)	(16,055)	(23)	€ (16,078)
Other comprehensive income				256		256		256
Recognition of share-based payments			2,870			2,870		€ 2,870
Treasury shares transferred (in shares)								(220,958)
Shares options lapsed			(2)		2
Share options exercised		469	(304)		304	469		€ 469
Share options exercised (in shares)								220,958
Balance at end of period at Mar. 31, 2020	€ 2,159	€ 287,683	€ 19,115	€ 407	€ (227,495)	€ 81,869	€ (519)	€ 81,350
Balance at end of period (in shares) at Mar. 31, 2020								53,975,838